Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [line items]
Potentially dilutive securities	16,704,626	11,189,349
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	10,782,033	8,625,415
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	982,458	1,731,530
Outstanding Warrants
Earnings per share [line items]
Potentially dilutive securities	4,940,135	832,404